Notes Payable (Details)		1 Months Ended						3 Months Ended			12 Months Ended			67 Months Ended
	May 31, 2018 USD ($) $ / shares	Feb. 28, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Nov. 30, 2018 USD ($) shares	May 31, 2018 USD ($) $ / shares	Mar. 31, 2017 USD ($) shares	Aug. 31, 2016 USD ($)	Mar. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2009 USD ($) $ / shares shares	May 31, 2015 USD ($)	May 31, 2010 USD ($)
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		$ 53,723	$ 158,667	$ 52,416				$ 53,723		$ 0	$ 211,083	$ 57,940
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares		268,615	793,335	262,080
Amortization of Debt Discount (Premium)								93,237		0	366,126	0
Debt Instrument, Face Amount	$ 40,000				$ 40,000
Debt Instrument, Interest Rate, Stated Percentage	9.00%				9.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 0.20				$ 0.20
Debt Instrument, Convertible, Terms of Conversion Feature					The notes are convertible into shares of common stock at a price of $0.20 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing
Debt Instrument, Convertible, Beneficial Conversion Feature											895,000	0
Debt Instrument, Unamortized Discount			$ 30,913					27,520	$ 30,913		30,913	0
Gain (Loss) on Extinguishment of Debt						$ (40,869)		0		0	0	(40,869)
Converted Account Payable to Promissory Note [Member]
Notes Payable (Details) [Line Items]
Interest Expense, Debt								489		1,647
Debt Instrument, Face Amount							$ 131,722
Debt Instrument, Interest Rate, Stated Percentage							5.00%
Debt Instrument, Term							3 years
The 2018 Convertible Notes [Member]
Notes Payable (Details) [Line Items]
Interest Expense, Debt								14,870		0	53,564
Debt Conversion, Original Debt, Amount								$ 0	$ 200,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares								268,615	1,055,415
Amortization of Debt Discount (Premium)								$ 93,237		$ 0	366,126
Amortization of Debt Issuance Costs and Discounts								37,377
Debt Instrument, Face Amount	$ 895,000				$ 895,000
Debt Instrument, Interest Rate, Stated Percentage	9.00%				9.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares	$ 0.20				$ 0.20
Debt Instrument, Convertible, Terms of Conversion Feature	shares of common stock at a price of $0.20 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 895,000
Number of Note Holders									3
Bridge Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount						$ 10,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares						341,000
Gain (Loss) on Extinguishment of Debt						$ (40,869)
Note Payable, Long Time Vendor [Member]
Notes Payable (Details) [Line Items]
Interest Expense, Debt											9,586	6,586
The 2018 Convertible Notes, Due January 30, 2021 [Member]
Notes Payable (Details) [Line Items]
Convertible Notes Payable	550,000				$ 550,000
The 2018 Convertible Notes, Due March 31, 2021 [Member]
Notes Payable (Details) [Line Items]
Convertible Notes Payable	$ 345,000				$ 345,000
Convertible Debt [Member]
Notes Payable (Details) [Line Items]
Convertible Debt, Current			$ 0						$ 0		0	2,018
Convertible Debt [Member] | Bridge Note [Member]
Notes Payable (Details) [Line Items]
Interest Expense, Debt											$ 0	$ 0
Debt Conversion, Original Debt, Amount														$ 535,000
Debt Instrument, Face Amount													$ 545,000
Debt Instrument, Term													1 year
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares													$ 0.10
Debt Instrument, Convertible, Terms of Conversion Feature													If the Company were to issue any new shares of common stock within 24 months of the date of the Bridge Notes at a price below the Original Conversion Price, then the conversion price of the Bridge Notes would be adjusted to reflect the new lower price.
Class of Warrant or Rights, Granted (in Shares) | shares													5,750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares													$ 0.20
Debt Instrument, Convertible, Beneficial Conversion Feature													$ 1,473,710
Debt Instrument, Unamortized Discount													545,000
Other Noncash Expense													1,341,884
Debt Instrument, Convertible, Carrying Amount of Equity Component													1,719,666
Excess Value of Warrant Liability													1,326,492
Derivative Liability, Current													2,668,371
Convertible Debt [Member] | Bridge Note [Member] | Discount Related to Beneficial Conversion Feature [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Unamortized Discount													151,826
Convertible Debt [Member] | Bridge Note [Member] | Debt Discount Related to Warrants [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Unamortized Discount													$ 393,174
Convertible Debt [Member] | Bridge Note [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage													10.00%
Convertible Debt [Member] | Bridge Note [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage													12.00%
Convertible Debt [Member] | Q2 Note [Member]
Notes Payable (Details) [Line Items]
Derivative Liability, Current															$ 545,000
Principal [Member] | The 2018 Convertible Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount								50,000
Accrued Interest [Member] | The 2018 Convertible Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount								$ 3,723